Shareholder Report, Holdings (Details)	May 31, 2024
C000245674 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	65.90%
C000245674 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000171471 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000171471 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000038822 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000038822 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000038822 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000038822 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(95.00%)
C000074110 | Carlisle Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074110 | GoDaddy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074110 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074110 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074110 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074110 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Owens Corning
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Watsco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000074110 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	219.00%
C000074110 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000245659 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000245659 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000074111 | Super Micro Computer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074111 | MicroStrategy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074111 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Onto Innovation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Carvana Co.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | elf Beauty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Light & Wonder, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Weatherford International plc
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Abercrombie & Fitch Co.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000074111 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	240.00%
C000074111 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000059344 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059344 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059344 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059344 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059344 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059344 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059344 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059344 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059344 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059344 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059344 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000059344 | Swap Agreements (Long)
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000059344 | Swap Agreements (Short)
Holdings [Line Items]
Percent of Net Asset Value	(30.00%)
C000018466 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000018466 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	117.60%
C000018466 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000018466 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(90.00%)
C000231184 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000231184 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000231184 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000231184 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195298 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000195298 | Carvana Co.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195298 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000195298 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000195298 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000195298 | Chewy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195298 | Coupang, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195298 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195298 | Buckle, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195298 | Etsy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195298 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000195298 | Swap Agreements (Long)
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000195298 | Swap Agreements (Short)
Holdings [Line Items]
Percent of Net Asset Value	(50.00%)
C000038823 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000038823 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000074109 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074109 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074109 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000074109 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074109 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074109 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074109 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074109 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074109 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074109 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074109 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000074109 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	229.00%
C000074109 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000231749 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000231749 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000204726 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000204726 | Carvana Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000204726 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000204726 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000204726 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000204726 | Chewy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000204726 | Coupang, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000204726 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000204726 | Buckle, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000204726 | Etsy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000204726 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000082080 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	81.50%
C000082080 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000082080 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000082080 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	197.00%
C000074107 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000074107 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000074107 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000074107 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(300.00%)
C000236586 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000236586 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(99.00%)
C000247835 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247835 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000247835 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000247835 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000247835 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247835 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247835 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247835 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000247835 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247835 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247835 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000247835 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000247835 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C000082081 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000082081 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000082081 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000082081 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	198.00%
C000074100 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000074100 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	145.90%
C000074100 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000074100 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(295.00%)
C000245638 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000245638 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000150378 | Kaiser Aluminum Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150378 | Telephone and Data Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150378 | Atrion Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Hyster-Yale, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Trinity Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Badger Meter, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Exponent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150378 | LeMaitre Vascular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150378 | Sensient Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150378 | Matson, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150378 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000038820 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000038820 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000038820 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038820 | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038820 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038820 | Electronic Arts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038820 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038820 | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038820 | Charter Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038820 | Walt Disney Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038820 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	132.00%
C000038820 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000074102 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	74.70%
C000074102 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000074102 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(292.00%)
C000248851 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000248851 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000248851 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000248851 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	146.00%
C000038810 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000038810 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000038810 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000038810 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038810 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038810 | Lowe's Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038810 | TJX Cos., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038810 | NIKE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038810 | Starbucks Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038810 | Chipotle Mexican Grill, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038810 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	123.00%
C000038810 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000214312 | Carlisle Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | Archer-Daniels-Midland Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | ABM Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | Air Products and Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214312 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214312 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214312 | Dover Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214312 | Black Hills Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214312 | California Water Service Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214312 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000063928 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000063928 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000063928 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000248847 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000248847 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(199.00%)
C000038809 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000038809 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000038809 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000038809 | Coca-Cola Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000038809 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000038809 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038809 | Mondelez International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038809 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038809 | Colgate-Palmolive Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038809 | Target Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038809 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	124.00%
C000038809 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000131287 | Air Products and Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131287 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131287 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | CH Robinson Worldwide, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131287 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131287 | Amcor plc
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131287 | Chubb Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Albemarle Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230310 | MicroStrategy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000230310 | CommVault Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230310 | Zebra Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230310 | Nutanix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230310 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230310 | Confluent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230310 | Informatica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230310 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230310 | Nice Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230310 | Elastic NV
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230310 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000051858 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	84.90%
C000051858 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(201.00%)
C000018464 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018464 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018464 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018464 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018464 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018464 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018464 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018464 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018464 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018464 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018464 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000018464 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	118.00%
C000018464 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000160294 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000160294 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000160294 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000160294 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000160294 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000160294 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000160294 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000160294 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000160294 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160294 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000160294 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000051854 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000051854 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000124906 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000124906 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000124906 | Vinci SA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000124906 | National Grid plc
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000124906 | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000124906 | Williams Cos., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000124906 | Sempra
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000124906 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000124906 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000124906 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124906 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000124906 | Closed End Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000124906 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000038814 | Williams Cos., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038814 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038814 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000038814 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000038814 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000038814 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038814 | Schlumberger NV
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038814 | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038814 | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038814 | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038814 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	128.00%
C000038814 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000160295 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000160295 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000160295 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000160295 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000160295 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000160295 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160295 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000160295 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160295 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000160295 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000160295 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000018462 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018462 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	111.50%
C000018462 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000018462 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(199.00%)
C000144590 | Tokio Marine Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144590 | Symrise AG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144590 | Hikari Tsushin, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144590 | Pan Pacific International Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144590 | ACS Actividades de Construccion y Servicios SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144590 | Unicharm Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144590 | Mercury NZ Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144590 | Astellas Pharma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144590 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144590 | FUJIFILM Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144590 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000038811 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000038811 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000038811 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000038811 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038811 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000038811 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000038811 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038811 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038811 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000038811 | Progressive Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038811 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	139.00%
C000038811 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000160296 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000160296 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000160296 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000160296 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000160296 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000160296 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000160296 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160296 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160296 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160296 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000160296 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000038865 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000038865 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000038865 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000115055 | Alumina Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115055 | Westrock Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000115055 | Equitrans Midstream Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115055 | Everbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115055 | SilverBow Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000115055 | Heartland Financial USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000115055 | Shockwave Medical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115055 | Altium Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115055 | Endeavor Group Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115055 | CSR Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115055 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000115055 | Swap Agreements (Long)
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000115055 | Swap Agreements (Short)
Holdings [Line Items]
Percent of Net Asset Value	(40.00%)
C000115055 | Forward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(16.00%)
C000160299 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000160299 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000160299 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000160299 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000160299 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000160299 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160299 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160299 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000160299 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160299 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160299 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000063937 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000063937 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	200.00%
C000038846 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000038846 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000038846 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000038846 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(195.00%)
C000144591 | China Coal Energy Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144591 | PLDT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144591 | Lepu Medical Technology Beijing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144591 | China National Nuclear Power Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144591 | Interconexion Electrica SA ESP
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144591 | Arca Continental SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144591 | Yankuang Energy Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144591 | Asian Paints Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144591 | CSPC Pharmaceutical Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144591 | Huaibei Mining Holdings Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144591 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000244194 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244194 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244194 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244194 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244194 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244194 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244194 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244194 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000244194 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244194 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244194 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000244194 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000244194 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000038812 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000038812 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000038812 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038812 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000038812 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000038812 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000038812 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038812 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038812 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038812 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038812 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	125.00%
C000038812 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000018470 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018470 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	123.80%
C000018470 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000018470 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(192.00%)
C000222595 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222595 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | Symrise AG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222595 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Nintendo Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000150377 | Carlisle Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150377 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150377 | Sonoco Products Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150377 | Westlake Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150377 | OGE Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150377 | Royal Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150377 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150377 | AptarGroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150377 | Old Republic International Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150377 | Southwest Gas Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150377 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000098413 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000098413 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	200.00%
C000038866 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	107.00%
C000038866 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000144592 | Symrise AG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144592 | ACS Actividades de Construccion y Servicios SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144592 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144592 | Givaudan SA (Registered)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144592 | Nestle SA (Registered)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144592 | DSV A/S
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144592 | Lotus Bakeries NV
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144592 | Swiss Life Holding AG (Registered)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144592 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144592 | UCB SA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144592 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000038813 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038813 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038813 | RTX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038813 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038813 | Honeywell International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038813 | Eaton Corp. plc
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038813 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038813 | Boeing Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038813 | Lockheed Martin Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038813 | Automatic Data Processing, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038813 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	133.00%
C000038813 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000214314 | HP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000214314 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214314 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214314 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214314 | KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214314 | Power Integrations, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214314 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214314 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214314 | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214314 | Cognex Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214314 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000038847 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000038847 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000038847 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000230308 | Onto Innovation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230308 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230308 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230308 | KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230308 | Tower Semiconductor Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230308 | Axcelis Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230308 | Canon, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230308 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230308 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230308 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230308 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000038872 | Air Products and Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000038872 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000038872 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000038872 | Sherwin-Williams Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000038872 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000038872 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038872 | Nucor Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038872 | Dow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038872 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038872 | Martin Marietta Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038872 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	126.00%
C000038872 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000051872 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000051872 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000051872 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000038867 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000038867 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000038867 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(201.00%)
C000227376 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000227376 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227376 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000227376 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227376 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227376 | KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000227376 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000227376 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000227376 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227376 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227376 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000018463 | Carlisle Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018463 | GoDaddy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018463 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018463 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Owens Corning
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018463 | Watsco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018463 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000018463 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	112.00%
C000018463 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000051870 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000051870 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000051870 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000038869 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000038869 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000038869 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000230307 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000230307 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230307 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230307 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230307 | Zomato Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000230307 | Meituan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230307 | Grab Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230307 | DoorDash, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230307 | Lyft, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230307 | Capcom Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230307 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000063940 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000063940 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	200.00%
C000088638 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000088638 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	200.00%
C000074099 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074099 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	152.00%
C000074099 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000074099 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(299.00%)
C000202974 | Chewy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000202974 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000202974 | Nestle SA (Registered)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000202974 | Freshpet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000202974 | Zoetis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000202974 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000202974 | Pets at Home Group plc
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000202974 | CVS Group plc
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000202974 | Trupanion, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000202974 | Virbac SACA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000202974 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000063941 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000063941 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000063941 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	200.00%
C000063942 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000063942 | iShares MSCI Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000063942 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	166.00%
C000063942 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000074103 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000074103 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	106.00%
C000074103 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000074103 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(295.00%)
C000238747 | Albemarle Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000238747 | Arcadium Lithium plc
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000238747 | Eramet SA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238747 | IGO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238747 | Pilbara Minerals Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238747 | Vale Indonesia Tbk. PT
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238747 | Mineral Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000238747 | Sociedad Quimica y Minera de Chile SA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238747 | Pacific Metals Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238747 | Tibet Mineral Development Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238747 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000063930 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	84.90%
C000063930 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	102.60%
C000063930 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(201.00%)
C000051848 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000051848 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000051848 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000051848 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000051848 | Moderna, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000051848 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000051848 | Biogen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000051848 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000051848 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000051848 | BioMarin Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000051848 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	131.00%
C000051848 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000074101 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000074101 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	126.80%
C000074101 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000074101 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(295.00%)
C000230306 | TPI Composites, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230306 | Sunnova Energy International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230306 | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230306 | Array Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230306 | Canadian Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230306 | SunPower Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230306 | JinkoSolar Holding Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230306 | Sunrun, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230306 | Daqo New Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230306 | NEXTracker, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230306 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000051860 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000051860 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000051860 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000224813 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	72.50%
C000224813 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	200.00%
C000051863 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000051863 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	80.40%
C000051863 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000051863 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(199.00%)
C000230304 | Cognex Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230304 | Ouster, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000230304 | Aspen Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230304 | Emerson Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230304 | Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230304 | Autodesk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230304 | Hollysys Automation Technologies Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230304 | 3D Systems Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230304 | Ambarella, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230304 | SK Telecom Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230304 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000051857 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000051857 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000224815 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224815 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224815 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224815 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224815 | Nutanix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224815 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224815 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224815 | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224815 | Dell Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224815 | AppLovin Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224815 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	117.00%
C000224815 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000051862 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	75.40%
C000051862 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000051862 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(198.00%)
C000230303 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230303 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230303 | Axalta Coating Systems Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230303 | DuPont de Nemours, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230303 | Universal Display Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230303 | NIDEC Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230303 | Cabot Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230303 | 3M Co.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230303 | Hexcel Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230303 | Sika AG (Registered)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230303 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000088640 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000088640 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	199.00%
C000018465 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018465 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018465 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018465 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018465 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018465 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018465 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018465 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018465 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018465 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018465 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000018465 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	115.00%
C000018465 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000038858 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000038858 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000038858 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000234857 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234857 | Brambles Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234857 | Amadeus IT Group SA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234857 | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234857 | Expeditors International of Washington, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234857 | XPO, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234857 | Kuehne + Nagel International AG (Registered)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234857 | FedEx Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234857 | Evergreen Marine Corp. Taiwan Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234857 | United Parcel Service, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234857 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000038816 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000038816 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038816 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000038816 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000038816 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000038816 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000038816 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000038816 | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038816 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038816 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038816 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	125.00%
C000038816 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	75.00%
C000051850 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	79.30%
C000051850 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000051850 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000051850 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(98.00%)
C000038857 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	77.90%
C000038857 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000038857 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000115056 | Ares Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000115056 | 3i Group plc
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000115056 | FS KKR Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000115056 | Onex Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000115056 | Main Street Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000115056 | Hercules Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115056 | Kinnevik AB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000115056 | Wendel SE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000115056 | Golub Capital BDC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000115056 | Eurazeo SE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000115056 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000115056 | Closed End Funds
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000038807 | Super Micro Computer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038807 | MicroStrategy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000038807 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Onto Innovation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Carvana Co.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | elf Beauty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Light & Wonder, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Weatherford International plc
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Abercrombie & Fitch Co.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000038807 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	114.00%
C000038807 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000051851 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000051851 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000051851 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000051851 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(99.00%)
C000018461 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000018461 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000018461 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000018461 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(196.00%)
C000234747 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234747 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000234747 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234747 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234747 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234747 | Immersion Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234747 | Himax Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234747 | Snap, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234747 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234747 | PTC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234747 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000018468 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000018468 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	71.10%
C000018468 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000018468 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(97.00%)
C000018459 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018459 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018459 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018459 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018459 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018459 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018459 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018459 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018459 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018459 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018459 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000018459 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	118.00%
C000018459 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000195295 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000195295 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000038863 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000038863 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000038863 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000038817 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000038817 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000038817 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038817 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038817 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038817 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038817 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038817 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038817 | Intel Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038817 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000038817 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	136.00%
C000038817 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000038835 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000038835 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000038835 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000182948 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000182948 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182948 | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000182948 | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000182948 | Coterra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000182948 | Marathon Oil Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000182948 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000182948 | Halliburton Co.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000182948 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182948 | Bunge Global SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000182948 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000038859 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	80.60%
C000038859 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	80.60%
C000038859 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
C000038818 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038818 | Abercrombie & Fitch Co.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038818 | Badger Meter, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000038818 | SPS Commerce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | Meritage Homes Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | SM Energy Co.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	124.00%
C000038818 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000051849 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000051849 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000051861 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051861 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000051861 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(199.00%)
C000096244 | Super Micro Computer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000096244 | MicroStrategy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000096244 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Onto Innovation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Carvana Co.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | elf Beauty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Light & Wonder, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Weatherford International plc
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Abercrombie & Fitch Co.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000096244 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000096244 | Swap Agreements (Long)
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000096244 | Swap Agreements (Short)
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
C000051853 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000051853 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000051853 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000038819 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000038819 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000038819 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000038819 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038819 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038819 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038819 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038819 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038819 | Adobe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000038819 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038819 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	130.00%
C000038819 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000038860 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000038860 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000038860 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(201.00%)
C000107655 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	71.50%
C000107655 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000107655 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000107655 | Swap Agreements (Long exposure to inverse index)
Holdings [Line Items]
Percent of Net Asset Value	134.00%
C000018467 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000018467 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)
C000018467 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(89.00%)
C000038821 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000038821 | Sempra
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000038821 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000038821 | Southern Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000038821 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000038821 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000038821 | Dominion Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038821 | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038821 | Public Service Enterprise Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038821 | Exelon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038821 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	118.00%
C000038821 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000123089 | TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000123089 | Organon & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123089 | Directv Financing LLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123089 | Caesars Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123089 | Cloud Software Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123089 | CCO Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123089 | HUB International Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123089 | DISH Network Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123089 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123089 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123089 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(97.00%)
C000123089 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000038861 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	110.50%
C000038861 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(199.00%)
C000018469 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000018469 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	127.80%
C000018469 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000018469 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(97.00%)
C000074108 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000074108 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074108 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074108 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074108 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000074108 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000074108 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074108 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074108 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074108 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074108 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000074108 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	231.00%
C000074108 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000132381 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000132381 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000132381 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000132381 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132381 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000132381 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132381 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000132381 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132381 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000132381 | Vodafone Group plc
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000132381 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(91.00%)
C000132381 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000018460 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000018460 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000018460 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	(20.00%)
C000018460 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(180.00%)
C000038841 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	84.90%
C000038841 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000038841 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000074098 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074098 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074098 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074098 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074098 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074098 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074098 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074098 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074098 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074098 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074098 | Future Contracts
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000074098 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	247.00%
C000074098 | Equity securities
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000038855 | Repurchase Agreements with various counterparties
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000038855 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000038855 | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(201.00%)